THE ALGER FUNDS

Alger Health Sciences Fund

Alger Mid Cap Focus Fund

Alger Small Cap Focus Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 12, 2024 to each Fund’s applicable

Summary Prospectus and Prospectus

each dated March 1, 2024, as amended and supplemented to date

Effective immediately, the following changes are made to the applicable Summary Prospectus and Prospectus of each Fund:

The section of the Alger Health Sciences Fund’s Class A and C Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Health Sciences Fund’s Class A and C Prospectus entitled “Summary Sections—Alger Health Sciences Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A-1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%

Annual Fund Operating Expenses**
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees	.55%	.55%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.46%	.60%

Total Annual Fund Operating Expenses	1.26%	2.15%

*	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**	Annual Fund Operating Expenses have been restated to reflect current fees.

The section of the Alger Health Sciences Fund’s Class A and C Summary Prospectus entitled “Example” and the section of the Alger Health Sciences Fund’s Class A and C Prospectus entitled “Summary Sections—Health Sciences—Example” is deleted in its entirety and replaced with the following:

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$647	$904	$1,180	$1,968
Class C	$318	$673	$1,154	$2,483

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$673	$1,154	$2,483

The table in the section of the Alger Health Sciences Fund’s Class A and C Prospectus entitled “Hypothetical Investment and Expense Information” is deleted in its entirety with respect to the Alger Health Sciences Fund only and replaced with the following:

Alger Health Sciences Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.51%	2.17%	5.99%	9.96%	14.07%	18.34%	22.76%	27.35%	32.12%	37.06%
End Investment Balance	$9,829	$10,197	$10,578	$10,974	$11,384	$11,810	$12,252	$12,710	$13,185	$13,679
Annual Expense	$647	$126	$131	$136	$141	$146	$152	$157	$163	$169

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.85%	5.78%	8.80%	11.90%	15.09%	18.37%	21.74%	25.21%	28.78%	32.45%
End Investment Balance	$10,285	$10,578	$10,880	$11,190	$11,509	$11,837	$12,174	$12,521	$12,878	$13,245
Annual Expense	$218	$224	$231	$237	$244	$251	$258	$265	$273	$281

The section of the Alger Mid Cap Focus Fund’s Class I Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Mid Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Mid Cap Focus Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees
(fees paid directly from your investment)
Class I
None

Annual Fund Operating Expenses*
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees**	.69%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.38%

Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement***	(.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%

*	Annual Fund Operating Expenses have been restated to reflect current fees.
**

The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.

***

The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to .58% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.

The section of the Alger Mid Cap Focus Fund’s Class I Summary Prospectus entitled “Example” and the section of the Alger Mid Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Mid Cap Focus Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$129	$410	$715	$1,583

The section of the Alger Small Cap Focus Fund’s Class I Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Small Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Small Cap Focus Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees
(fees paid directly from your investment)
Class I
None
Annual Fund Operating Expenses*
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees	.75%
Distribution and/or Service (12b-1) Fees	.25%
Other Expenses	.37%

Total Annual Fund Operating Expenses	1.37%

*	Annual Fund Operating Expenses have been restated to reflect current fees.

The section of the Alger Small Cap Focus Fund’s Class I Summary Prospectus entitled “Example” and the section of the Alger Small Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Small Cap Focus Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$139	$434	$750	$1,646

The table in the section of the Alger Mid Cap Focus Fund Fund’s and Alger Small Cap Focus Fund’s Prospectus entitled “Hypothetical Investment and Expense Information” is deleted in its entirety with respect to Class I shares of each of Alger Mid Cap Focus Fund and Alger Small Cap Focus Fund only and replaced with the following:

Alger Mid Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.27%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.73%	7.58%	11.54%	15.65%	19.90%	24.31%	28.89%	33.63%	38.55%	43.65%
End Investment Balance	$10,373	$10,758	$11,154	$11,565	$11,990	$12,431	$12,889	$13,363	$13,855	$14,365
Annual Expense	$129	$136	$145	$150	$155	$161	$167	$173	$180	$186

Alger Small Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.63%	7.39%	11.29%	15.33%	19.52%	23.85%	28.35%	33.01%	37.84%	42.84%
End Investment Balance	$10,363	$10,739	$11,129	$11,533	$11,952	$12,385	$12,835	$13,301	$13,784	$14,284
Annual Expense	$139	$145	$150	$155	$161	$167	$173	$179	$186	$192

Shareholders should retain this supplement for future reference.

S-HealthAC 71224

S-Mid Focus I 71224

S-SmallFocus I 71224

S-TAF-Instl. 71224

S-TAF Retail 71224